Stock options (Tables)	3 Months Ended
Nov. 30, 2021
Stock Options
Disclosure of Detailed Information About Number and Weighted Average Exercise Prices of Share Options

The following table reflects the continuity of stock options for the three months ended November 30, 2021, and 2020:

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)

Balance, August 31, 2020	253,121	12.73	4.39	4.31
Expired/Cancelled	(2,353)	112.73	29.40
Balance, November 30, 2020	250,768	11.79	4.43	4.06

Balance, August 31, 2021	692,938	11.64	7.06	4.46
Granted	10,000	9.82	2.92
Issued on exercise of options	-	-	-
Expired/Cancelled	-	-	-
Balance, November 30, 2021	702,938	11.61	7.00	4.30

Exercisable as at November 30, 2021	181,936	12.10	4.36	2.43

Disclosure of Detailed Information About Options Issued and Outstanding

The following tables reflect the stock options issued and outstanding as of November 30, 2021:

	Outstanding		Weighted average exercise price	Weighted average remaining contractual term
Expiry date	options	CAD	USD	(Years)
December 10, 2021	1,564	93.30	71.84	0.03
June 30, 2022	4,428	153.45	118.15	0.58
April 1, 2023	84,165	11.25	7.91	1.33
October 31, 2023	64,997	11.25	7.91	1.92
January 29, 2025	46	106.50	76.43	3.17
August 25, 2025	340	106.50	76.43	3.74
September 23, 2025	11	106.50	76.43	3.82
February 10, 2026	1,443	106.50	76.43	4.20
May 19, 2026	4	106.50	76.43	4.47
May 23, 2026	9	106.50	76.43	4.48
June 24, 2026	375,188	15.04	12.21	4.57
July 1, 2026	10,000	14.87	12.00	4.59
July 2, 2026	57,762	15.08	12.21	4.59
August 20, 2026	32,500	7.78	6.05	4.72
March 3, 2027	1,256	106.50	76.43	5.26
July 31, 2027	159	106.50	76.43	5.67
November 3, 2027	133	106.50	76.43	5.93
November 7, 2029	46,251	7.50	5.38	7.94
April 20, 2030	666	7.05	5.06	8.39
December 2, 2030	1,333	9.50	7.38	9.01
June 14, 2031	10,683	14.20	11.69	9.54
November 23, 2031	10,000	12.45	9.82	9.99
	702,938	14.82	11.61	4.30